Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Net Earnings (Loss) Per Share [Abstract]
NET EARNINGS (LOSS) PER SHARE
NOTE 26:	NET EARNINGS (LOSS) PER SHARE

For the years ended December 31, 2023 and 2022, potentially dilutive securities have not been included in the calculation of diluted earnings (loss) per share because their effect is anti-dilutive. The additional potentially dilutive securities that would have been included in the calculation of diluted earnings per share, had their effect not been anti-dilutive for the year ended December 31, 2023, would have totaled approximately 4,964,361 (year ended December 31, 2022: 1,747,992).